Shareholder Report, Line Graph (Details) 198676_Stone Ridge High Yield Reinsurance Risk Premium Fund_Class M_TSR Annual {Class M} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class M
Account Value [Line Items]
Accumulated Value	$ 398,080	$ 345,372	$ 280,613	$ 300,460	$ 294,839	$ 279,002	$ 271,454	$ 253,150	$ 266,495	$ 250,000	$ 454,725
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA US 3-Month Treasury Bill Total Return Index
Accumulated Value	$ 295,484	$ 280,381	$ 267,606	$ 265,539	$ 265,392	$ 262,982	$ 256,806	$ 252,572	$ 250,765	$ 250,000	$ 308,322